Cash and Cash Equivalents and Financial Investments (Tables)	12 Months Ended
Dec. 31, 2018
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Cash and cash equivalents

Cash and cash equivalents of the Company and its subsidiaries are presented as follows:

	12/31/2018	12/31/2017
Cash and bank deposits
In local currency	117,231	73,128
In foreign currency	88,251	74,798
Financial investments considered cash equivalents
In local currency
Fixed-income securities	3,722,308	4,821,605
In foreign currency
Fixed-income securities	11,161	32,473

Total cash and cash equivalents	3,938,951	5,002,004

Financial investments

The financial investments of the Company and its subsidiaries, which are not classified as cash and cash equivalents, are distributed as follows:

	12/31/2018	12/31/2017
Financial investments
In local currency
Fixed-income securities and funds	2,537,315	1,153,040
In foreign currency
Fixed-income securities and funds	154,811	129,131
Currency and interest rate hedging instruments (a)	363,329	85,753

Total financial investments	3,055,455	1,367,924

Current	2,853,106	1,283,498
Non-current	202,349	84,426

(a)	Accumulated gains, net of income tax (see Note 33.j).